FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Fair value hedging (Details) - Fair value hedges - Interest rate swaps $ in Thousands, $ in Millions	Dec. 31, 2021 COP ($) item	Dec. 31, 2021 USD ($) item
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Number of derivative contracts held	8	8
Fixed rate | Financial assets investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Carrying amount of hedged assets	$ 333,407	$ 83,746
Accumulated amount of fair value adjustments on the hedged liabilities	$ (6,369)	$ (1,600)